Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)

Clients 1-5	570,260	544,625
Clients 6-10	271,696	287,740
Clients 11-25	415,381	362,192
Other	721,241	707,207

Total	$1,978,578	$1,901,764

There was no revenue from individual customers greater than 10% of consolidated revenue in the respective periods.